Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Summary Of Significant Accounting Policies [Line Items]
Foreign currency exchange (losses) gains	$ (5)	$ 16
Restricted cash	1,699	1,699	$ 1,699
Impairment losses	0	0
Increase in right-of-use asset	$ 0
Accounting Standards Update 2016-13
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2023
Change in accounting principle, accounting standards update, immaterial effect	true
Lexington Massachusetts facility
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	$ 1,699	$ 1,699